UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (80.0%)
8,800	Arctic Cat, Inc.	$501,424
1,200	AutoZone, Inc.†	573,528
47,800	Comcast Corp., Class A	2,483,927
9,600	Dick’s Sporting Goods, Inc.	557,760
12,900	DIRECTV†	891,261
14,600	Discovery Communications, Inc., Class A†	1,320,132
8,200	Dollar Tree, Inc.†	462,644
26,100	Finish Line, Inc., Class A	735,237
39,900	Ford Motor Co.	615,657
30,800	General Motors Co.†	1,258,796
9,600	GNC Holdings, Inc., Class A	561,120
19,700	Hibbett Sports, Inc.† (a)	1,324,037
23,300	Home Depot, Inc.	1,918,522
12,100	HSN, Inc.	753,830
16,650	Jarden Corp.†	1,021,478
7,200	Nordstrom, Inc.	444,960
4,800	O’Reilly Automotive, Inc.†	617,808
2,500	Panera Bread Co., Class A†	441,725
17,200	PetSmart, Inc.	1,251,300
2,000	Polaris Industries, Inc.	291,280
900	priceline.com, Inc.†	1,046,160
4,400	Ralph Lauren Corp.	776,908
11,100	Ross Stores, Inc.	831,723
3,500	Scripps Networks Interactive, Inc., Class A	302,435
8,400	Starbucks Corp.	658,476
2,600	Tiffany & Co.	241,228
11,300	Time Warner Cable, Inc.	1,531,150
11,400	Tractor Supply Co.	884,412
10,300	Tupperware Brands Corp.	973,659
39,600	Walt Disney Co.	3,025,440

Total Common Stocks (Cost $23,467,076)		28,298,017

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (3.9%)
1,364,225	State Street Navigator Prime Portfolio, 0.14%	$1,364,225

Total Collateral for Securities on Loan (Cost $1,364,225)		1,364,225
Short-Term Investments (19.9%)
$7,052,655	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	7,052,655

Total Short-Term Investments (Cost $7,052,655)		7,052,655
Total Investments 103.8% (Cost $31,883,956)		36,714,897
Liabilities Less Other Assets (3.8)%		(1,357,407)

Net Assets 100.0%		$35,357,490

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2013.

SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

December 31, 2013 (Unaudited)

Consumer Discretionary	80.0%

80.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund

Industry Composition

December 31, 2013 (Unaudited)

Cable & Satellite	13.8%
Specialty Stores	13.6%
Movies & Entertainment	8.6%
Housewares & Specialties	5.7%
Home Improvement Retail	5.4%
Automobile Manufacturers	5.3%
Broadcasting	4.6%
Apparel Retail	4.5%
Automotive Retail	3.3%
Restaurants	3.1%
Internet Retail	3.0%
Apparel, Accessories & Luxury Goods	2.2%
Leisure Products	2.2%
Catalog Retail	2.1%
Department Stores	1.3%
General Merchandise Stores	1.3%

80.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.2%)
11,800	Altria Group, Inc.	$453,002
17,600	Archer-Daniels-Midland Co.	763,840
17,600	Brown-Forman Corp., Class B	1,330,032
13,100	Bunge, Ltd.	1,075,641
4,800	Casey’s General Stores, Inc.	337,200
26,400	Church & Dwight Co., Inc.	1,749,792
112,600	Coca-Cola Co.	4,651,506
23,200	Colgate-Palmolive Co.	1,512,872
46,900	ConAgra Foods, Inc.	1,580,530
27,900	Costco Wholesale Corp.	3,320,379
18,800	CVS Caremark Corp.	1,345,516
16,900	Dr. Pepper Snapple Group, Inc.	823,368
4,600	Energizer Holdings, Inc.	497,904
15,200	Ingredion, Inc.	1,040,592
15,800	J.M. Smucker Co.	1,637,196
2,800	Kimberly-Clark Corp.	292,488
19,100	Lorillard, Inc.	967,988
12,700	McCormick & Co., Inc.	875,284
4,900	Mead Johnson Nutrition Co.	410,424
16,600	PepsiCo, Inc.	1,376,804
45,200	Philip Morris International, Inc.	3,938,276
31,800	Procter & Gamble Co.	2,588,838
43,500	Reynolds American, Inc.	2,174,565
7,200	TreeHouse Foods, Inc.†	496,224
29,200	Tyson Foods, Inc., Class A	977,032
24,900	Wal-Mart Stores, Inc.	1,959,381
10,800	Whole Foods Market, Inc.	624,564

Total Common Stocks (Cost $35,303,334)		38,801,238
Short-Term Investments (2.6%)
$1,045,593	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	1,045,593

Total Short-Term Investments (Cost $1,045,593)		1,045,593

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 99.8% (Cost $36,348,927)	$39,846,831
Other Assets Less Liabilities 0.2%	60,952

Net Assets 100.0%	$39,907,783

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

December 31, 2013 (Unaudited)

Consumer Staples	97.2%

97.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

December 31, 2013 (Unaudited)

Tobacco	18.9%
Soft Drinks	17.3%
Household Products	16.6%
Packaged Foods & Meats	14.9%
Hypermarkets & Super Centers	13.2%
Agricultural Products	7.2%
Drug Retail	3.4%
Distillers & Vintners	3.3%
Food Retail	2.4%

97.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (93.6%)
116,600	Alliance Resource Partners L.P.	$8,978,200
93,600	Anadarko Petroleum Corp.	7,424,352
212,400	Atmos Energy Corp.	9,647,208
442,400	Atwood Oceanics, Inc.†	23,619,736
166,600	Cameron International Corp.†	9,917,698
328,800	Chesapeake Energy Corp.	8,923,632
501,900	Chevron Corp.	62,692,329
96,900	Cimarex Energy Co.	10,165,779
525,600	CMS Energy Corp.	14,070,312
72,700	CNOOC, Ltd., ADR	13,642,882
495,200	ConocoPhillips	34,985,880
97,500	Core Laboratories NV	18,617,625
102,100	Dresser-Rand Group, Inc.†	6,088,223
260,900	Dril-Quip, Inc.†	28,680,737
251,300	Ensco PLC, Class A	14,369,334
1,135,400	Exxon Mobil Corp.	114,902,480
380,300	FMC Technologies, Inc.†	19,855,463
122,300	Geospace Technologies Corp.† (a)	11,597,709
153,600	Golar LNG Ltd.	5,574,144
410,300	Halliburton Co.	20,822,725
380,200	HollyFrontier Corp.	18,892,138
228,900	Laclede Group, Inc.	10,424,106
278,500	LUKOIL OAO, ADR	17,578,920
147,200	Marathon Petroleum Corp.	13,502,656
95,200	National Oilwell Varco, Inc.	7,571,256
351,100	Noble Corp. PLC	13,155,717
226,200	Noble Energy, Inc.	15,406,482
524,900	Oceaneering International, Inc.	41,404,112
376,550	Phillips 66	29,043,301
794,100	Southwestern Energy Co.†	31,231,953
376,800	Tesoro Corp.	22,042,800
227,600	UGI Corp.	9,436,296
283,300	Valero Energy Corp.	14,278,320

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
258,900	Whiting Petroleum Corp.†	$16,018,143

Total Common Stocks (Cost $575,933,540)		704,562,648
Collateral for Securities on Loan (0.0%)
203,600	State Street Navigator Prime Portfolio, 0.14%	203,600

Total Collateral for Securities on Loan (Cost $203,600)		203,600
Short-Term Investments (7.0%)
$52,497,141	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	52,497,141

Total Short-Term Investments (Cost $52,497,141)		52,497,141
Total Investments 100.6% (Cost $628,634,281)		757,263,389
Liabilities Less Other Assets (0.6)%		(4,364,227)

Net Assets 100.0%		$752,899,162

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

December 31, 2013 (Unaudited)

Energy	87.7%
Utilities	5.9%

93.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

December 31, 2013 (Unaudited)

Integrated Oil & Gas	30.5%
Oil & Gas Equipment & Services	21.8%
Oil & Gas Exploration & Production	13.7%
Oil & Gas Refining & Marketing	13.0%
Oil & Gas Drilling	6.8%
Gas Utilities	4.0%
Multi-Utilities	1.9%
Coal & Consumable Fuels	1.2%
Oil & Gas Storage & Transportation	0.7%

93.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (62.6%)
500	Affiliated Managers Group, Inc.†	$108,440
3,600	Allstate Corp.	196,344
3,700	Aon PLC	310,393
7,900	Brown & Brown, Inc.	247,981
7,900	Discover Financial Services	442,005
6,000	Eaton Vance Corp.	256,740
4,200	Encore Capital Group, Inc.†	211,092
4,500	EPR Properties, REIT	221,220
1,400	Everest Re Group, Ltd.	218,218
3,600	First Cash Financial Services, Inc.†	222,624
2,600	Franklin Resources, Inc.	150,098
8,200	Glacier Bancorp, Inc.	244,278
7,400	HCP, Inc., REIT	268,768
10,100	Invesco, Ltd.	367,640
4,700	Jones Lang LaSalle, Inc.	481,233
5,700	Moody’s Corp.	447,279
4,300	Northern Trust Corp.	266,127
7,800	Omega Healthcare Investors, Inc., REIT	232,440
2,500	Portfolio Recovery Associates, Inc.†	132,100
3,100	RenaissanceRe Holdings, Ltd.	301,754
5,300	SEI Investments Co.	184,069
2,300	Signature Bank†	247,066
2,800	State Street Corp.	205,492
1,800	T Rowe Price Group, Inc.	150,786
2,700	Travelers Cos., Inc.	244,458
4,800	Ventas, Inc., REIT	274,944
1,800	Visa, Inc., Class A	400,824
2,700	Walter Investment Management Corp.†	95,472
11,700	Wells Fargo & Co.	531,180
4,700	World Acceptance Corp.† (a)	411,391
5,100	WR Berkley Corp.	221,289

Total Common Stocks (Cost $7,155,017)		8,293,745

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Exchange Traded Fund (2.6%)
16,200	Direxion Daily Financial Bear 3X Shares† (a)	$348,138

Total Exchange Traded Funds (Cost $385,902)		348,138
Collateral for Securities on Loan (4.8%)
631,860	State Street Navigator Prime Portfolio, 0.14%	631,860

Total Collateral for Securities on Loan (Cost $631,860)		631,860
Short-Term Investments (34.9%)
$4,628,582	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	4,628,582

Total Short-Term Investments (Cost $4,628,582)		4,628,582
Total Investments 104.9% (Cost $12,801,361)		13,902,325
Liabilities Less Other Assets (4.9)%		(643,083)

Net Assets 100.0%		$13,259,242

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2013.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

December 31, 2013 (Unaudited)

Financial	59.6%
Information Technology	3.0%

62.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

December 31, 2013 (Unaudited)

Asset Management & Custody Banks	13.4%
Consumer Finance	9.7%
Specialized REIT’s	7.6%
Property & Casualty Insurance	5.0%
Specialized Finance	4.4%
Insurance Brokers	4.2%
Diversified Banks	4.0%
Reinsurance	4.0%
Regional Banks	3.7%
Real Estate Services	3.6%
Data Processing & Outsourced Services	3.0%

62.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (71.0%)
72,700	Abbott Laboratories	$2,786,591
84,000	AbbVie, Inc.	4,436,040
29,475	Actavis PLC†	4,951,800
41,000	Aetna, Inc.	2,812,190
14,000	Amerisource-Bergen Corp.	984,340
25,690	Amgen, Inc.	2,932,771
36,000	Baxter International, Inc.	2,503,800
8,800	Bayer AG, ADR	1,249,600
24,300	Biogen Idec, Inc.†	6,797,925
20,000	CareFusion Corp.†	796,400
39,900	Celgene Corp.†	6,741,504
82,000	CIGNA Corp.	7,173,360
27,000	Edwards Lifesciences Corp.†	1,775,520
40,000	Express Scripts Holding Co.†	2,809,600
82,382	Gilead Sciences, Inc.†	6,191,007
35,000	Haemonetics Corp.†	1,474,550
28,500	Hanger, Inc.†	1,121,190
115,300	Johnson & Johnson	10,560,327
5,000	Ligand Pharmaceuticals, Inc., Class B†	263,000
13,400	McKesson Corp.	2,162,760
6,300	Novo Nordisk AS, ADR	1,163,988
215,300	PDL BioPharma, Inc.(a)	1,817,132
13,300	Perrigo Co. PLC	2,041,018
42,000	Questcor Pharmaceuticals, Inc.(a)	2,286,900
15,000	ResMed, Inc.(a)	706,200
24,500	Sanofi, ADR	1,313,935
74,000	UnitedHealth Group, Inc.	5,572,200
20,800	Valeant Pharmaceuticals International, Inc.†	2,441,920

Total Common Stocks (Cost $73,228,932)		87,867,568
Collateral for Securities on Loan (4.0%)
4,938,625	State Street Navigator Prime Portfolio, 0.14%	4,938,625

Total Collateral for Securities on Loan (Cost $4,938,625)		4,938,625

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (28.2%)
$34,902,045	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	$34,902,045

Total Short-Term Investments (Cost $34,902,045)		34,902,045
Total Investments 103.2% (Cost $113,069,602)		127,708,238
Liabilities Less Other Assets (3.2)%		(3,925,807)

Net Assets 100.0%		$123,782,431

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2013.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

December 31, 2013 (Unaudited)

Health Care	71.0%

71.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

December 31, 2013 (Unaudited)

Pharmaceuticals	24.6%
Biotechnology	20.0%
Managed Health Care	12.6%
Health Care Equipment	6.9%
Health Care Distributors	2.5%
Health Care Services	2.3%
Health Care Supplies	1.2%
Health Care Facilities	0.9%

71.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (88.6%)
10,000	Alaska Air Group, Inc.	$733,700
5,000	Boeing Co.	682,450
10,000	Caterpillar, Inc.	908,100
5,000	Crane Co.	336,250
20,000	CSX Corp.	575,400
11,000	Danaher Corp.	849,200
35,000	Delta Air Lines, Inc.	961,450
15,000	Dover Corp.	1,448,100
10,000	Eaton Corp. PLC	761,200
15,000	Flowserve Corp.	1,182,450
15,000	Fluor Corp.	1,204,350
7,000	General Dynamics Corp.	668,850
75,000	General Electric Co.	2,102,250
15,000	Genesee & Wyoming, Inc., Class A†	1,440,750
40,000	Healthcare Services Group, Inc.	1,134,800
5,000	Honeywell International, Inc.	456,850
5,000	Hubbell, Inc., Class B	544,500
5,000	IDEX Corp.	369,250
6,400	Jacobs Engineering Group, Inc.†	403,136
5,000	Landstar System, Inc.	287,250
15,000	MSC Industrial Direct Co., Class A	1,213,050
11,000	Norfolk Southern Corp.	1,021,130
5,000	Pall Corp.	426,750
5,000	Precision Castparts Corp.	1,346,500
8,000	Raytheon Co.	725,600
7,000	Ryder System, Inc.	516,460
35,000	Tyco International, Ltd.	1,436,400
13,000	Union Pacific Corp.	2,184,000
33,000	United Technologies Corp.	3,755,400
5,000	WESCO International, Inc.†	455,350
8,000	WW Grainger, Inc.	2,043,360

Total Common Stocks (Cost $21,972,686)		32,174,286

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (11.4%)
$4,151,590	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	$4,151,590

Total Short-Term Investments (Cost $4,151,590)		4,151,590
Total Investments 100.0% (Cost $26,124,276)		36,325,876
Liabilities Less Other Assets 0.0%		(11,304)

Net Assets 100.0%		$36,314,572

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

December 31, 2013 (Unaudited)

Industrials	88.6%

88.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

December 31, 2013 (Unaudited)

Aerospace & Defense	21.0%
Railroads	14.4%
Industrial Machinery	10.4%
Trading Companies & Distributors	10.2%
Industrial Conglomerates	8.1%
Airlines	4.7%
Construction & Engineering	4.4%
Security & Alarm Services	4.0%
Electrical Components & Equipment	3.6%
Diversified Support Services	3.1%
Construction & Farm Machinery & Heavy Trucks	2.5%
Trucking	2.2%

88.6%

Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (90.7%)
42,800	Accenture PLC, Class A	$3,519,016
16,100	ACI Worldwide, Inc.†	1,046,500
20,000	Amdocs, Ltd.	824,800
16,300	Apple, Inc.	9,146,093
12,100	Coherent, Inc.†	900,119
84,500	eBay, Inc.†	4,638,205
8,300	Fidelity National Information Services, Inc.	445,544
13,000	Gartner, Inc.†	923,650
6,625	Google, Inc., Class A†	7,424,704
23,000	International Business Machines Corp.	4,314,110
12,100	Intuit, Inc.	923,472
2,380	Mastercard, Inc., Class A	1,988,395
18,000	MAXIMUS, Inc.	791,820
76,400	Mentor Graphics Corp.	1,838,948
46,700	Micron Technology, Inc.†	1,016,192
29,500	Microsoft Corp.	1,104,185
11,900	MTS Systems Corp.	847,875
84,900	Oracle Corp.	3,248,274
21,600	OSI Systems, Inc.†	1,147,176
71,000	Perficient, Inc.†	1,662,820
70,277	ScanSource, Inc.†	2,981,853
85,100	Semtech Corp.†	2,151,328
10,200	SINA Corp.†	859,350
109,800	Skyworks Solutions, Inc.†	3,135,888
36,300	Total System Services, Inc.	1,208,064
76,700	Trimble Navigation Ltd.†	2,661,490
25,300	Ultratech, Inc.†	733,700
24,045	Visa, Inc., Class A	5,354,340

Total Common Stocks (Cost $45,407,803)		66,837,911
Short-Term Investments (8.5%)
$6,252,709	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	6,252,709

Total Short-Term Investments (Cost $6,252,709)		6,252,709

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 99.2% (Cost $51,660,512)	$73,090,620
Other Assets Less Liabilities 0.8%	592,192

Net Assets 100.0%	$73,682,812

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

December 31, 2013 (Unaudited)

Information Technology	90.7%

90.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

December 31, 2013 (Unaudited)

Internet Software & Services	19.9%
IT Consulting & Other Services	14.1%
Computer Hardware	12.4%
Data Processing & Outsourced Services	12.2%
Semiconductors	8.6%
Systems Software	5.9%
Application Software	5.1%
Technology Distributors	4.0%
Electronic Equipment & Instruments	3.9%
Electronic Manufacturing Services	3.6%
Semiconductor Equipment	1.0%

90.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (83.4%)
10,000	Airgas, Inc.	$1,118,500
5,000	Albemarle Corp.	316,950
20,000	Aptargroup, Inc.	1,356,200
7,000	Ashland, Inc.	679,280
15,000	Bemis Co., Inc.	614,400
10,000	Cabot Corp.	514,000
20,000	Celanese Corp.	1,106,200
2,500	CF Industries Holdings, Inc.	582,600
90,000	Dow Chemical Co.	3,996,000
65,000	E.I. du Pont de Nemours & Co.	4,223,050
30,000	Eagle Materials, Inc.	2,322,900
25,000	Eastman Chemical Co.	2,017,500
40,000	Ecolab, Inc.	4,170,800
40,000	FMC Corp.	3,018,400
100,000	Freeport-McMoRan Copper & Gold, Inc.	3,774,000
40,000	HB Fuller Co.	2,081,600
50,000	KapStone Paper and Packaging Corp.†	2,793,000
20,000	Koppers Holdings, Inc.	915,000
75,000	LyondellBasell Industries, Class A	6,021,000
45,000	Methanex Corp.	2,665,800
65,000	Monsanto Co.	7,575,750
10,000	Newmont Mining Corp.	230,300
3,000	Norfolk Southern Corp.	278,490
80,000	Nucor Corp.	4,270,400
10,000	Praxair, Inc.	1,300,300
25,000	Reliance Steel & Aluminum Co.	1,896,000
10,000	Sherwin-Williams Co.	1,835,000
5,000	Sigma-Aldrich Corp.	470,050
35,000	Silgan Holdings, Inc.	1,680,700
120,000	Steel Dynamics, Inc.	2,344,800
5,000	Union Pacific Corp.	840,000
10,000	Valspar Corp.	712,900

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
10,000	Westlake Chemical Corp.	$1,220,700

Total Common Stocks (Cost $48,862,848)		68,942,570
Short-Term Investments (16.7%)
$13,825,505	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	13,825,505

Total Short-Term Investments (Cost $13,825,505)		13,825,505
Total Investments 100.1% (Cost $62,688,353)		82,768,075
Liabilities Less Other Assets (0.1)%		(83,020)

Net Assets 100.0%		$82,685,055

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

December 31, 2013 (Unaudited)

Materials	82.1%
Industrials	1.3%

83.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

December 31, 2013 (Unaudited)

Diversified Chemicals	16.6%
Specialty Chemicals	13.8%
Commodity Chemicals	13.1%
Steel	10.3%
Fertilizers & Agricultural Chemicals	9.9%
Diversified Metals & Mining	4.6%
Metal & Glass Containers	3.6%
Paper Products	3.4%
Industrial Gases	3.0%
Construction Materials	2.8%
Railroads	1.3%
Other Industries (each less than 1%)	1.0%

83.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (97.7%)
22,800	AES Corp.	$330,828
25,300	American Water Works Co., Inc.	1,069,178
56,125	Aqua America, Inc.	1,323,989
29,300	Atmos Energy Corp.	1,330,806
54,400	Avista Corp.	1,533,536
33,200	BCE, Inc.	1,437,228
46,000	Cleco Corp.	2,144,520
88,800	CMS Energy Corp.	2,377,176
13,100	Duke Energy Corp.	904,031
3,800	ITC Holdings Corp.	364,116
26,400	Laclede Group, Inc.	1,202,256
11,800	NextEra Energy, Inc.	1,010,316
16,500	Northeast Utilities	699,435
13,100	ONEOK, Inc.	814,558
17,100	PG&E Corp.	688,788
33,300	Piedmont Natural Gas Co., Inc.	1,104,228
8,800	Pinnacle West Capital Corp.	465,696
49,900	SCANA Corp.	2,341,807
12,500	South Jersey Industries, Inc.	699,500
38,900	Southern Co.	1,599,179
68,400	UIL Holdings Corp.	2,650,500
76,700	Westar Energy, Inc.	2,467,439
55,300	Wisconsin Energy Corp.	2,286,102
82,000	Xcel Energy, Inc.	2,291,080

Total Common Stocks (Cost $32,471,378)		33,136,292
Short-Term Investments (2.5%)
$850,970	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	850,970

Total Short-Term Investments (Cost $850,970)		850,970

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Total Investments 100.2% (Cost $33,322,348)	$33,987,262
Liabilities Less Other Assets (0.2)%	(62,432)

Net Assets 100.0%	$33,924,830

The accompanying notes are an integral part of the schedule of investments.

SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

December 31, 2013 (Unaudited)

Utilities	89.0%
Telecommunication	8.7%

97.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

December 31, 2013 (Unaudited)

Electric Utilities	36.4%
Multi-Utilities	33.9%
Gas Utilities	15.2%
Water Utilities	7.0%
Integrated Telecommunication Services	4.2%
Independent Power Producers & Energy Traders	1.0%

97.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON ASIA-PACIFIC REGION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (91.1%)
3,200	ABC-Mart, Inc.*	$139,803
38,000	Advanced Info Service PCL*	231,746
6,088,000	Alam Sutera Realty Tbk PT*	215,676
14,800	Amcor, Ltd.*	139,798
12,000	Ansell, Ltd.*	221,760
41,000	Aurizon Holdings, Ltd.*	179,069
422,000	Beijing Capital International Airport Co., Ltd.*	332,356
56,000	Bumrungrad Hospital PCL*	149,892
6,500	Calbee, Inc.*	157,854
225,000	Central Pattana PCL*	282,438
650,000	Chaoda Modern Agriculture Holdings, Ltd.† *** (a)	—
154,000	China Overseas Land & Investment Ltd.*	434,687
102,000	China Resources Power Holdings Co. Ltd.*	242,092
110,000	China State Construction International Holdings Ltd.*	197,996
8,500	Coca-Cola West Co., Ltd.* (b)	180,029
180,000	ComfortDelGro Corp., Ltd.*	287,818
9,400	Commonwealth Bank of Australia*	654,965
10,800	COOKPAD, Inc.* (b)	338,150
300,000	CP ALL PCL*	384,652
42,900	Crown, Ltd.*	647,264
5,600	CSL, Ltd.*	345,222
13,200	Daiseki Co. Ltd.*	258,473
175,000	Dexus Property Group, REIT*	157,392
4,200	Doosan Heavy Industries and Construction Co., Ltd.*	141,294
643,800	Ezion Holdings, Ltd.*	1,136,016
37,000	FlexiGroup Ltd.*	148,142
75,000	Galaxy Entertainment Group Ltd.† *	675,244
24,500	HDFC Bank Ltd.*	264,948
16,000	Hengan International Group Co., Ltd.*	188,887
85,000	Hitachi, Ltd.*	644,483
1,153,267	Home Product Center PCL*	329,748
8,100	Honda Motor Co., Ltd.* (b)	334,344
72,000	Insurance Australia Group, Ltd.*	374,878
24,000	Isuzu Motors Ltd.*	149,687

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
63,000	ITC Ltd.*	$327,194
18,500	Japan Tobacco, Inc.*	601,967
3,300	Jin Co. Ltd.*	139,611
35,000	Kakaku.com, Inc.*	614,824
8,000	KDDI Corp.*	492,922
29,784	Korean Reinsurance Co.*	323,500
1,330	LG Household & Health Care, Ltd.*	691,580
3,762,000	Lippo Karawaci Tbk PT*	281,648
90,000	Luk Fook Holdings International Ltd.*	343,518
3,700	Makita Corp.*	194,593
70,000	Marubeni Corp.*	503,935
122,000	Mirvac Group, REIT* (b)	183,453
30,400	Mitsubishi Corp.*	583,616
195,000	Mizuho Financial Group, Inc.*	423,351
5,000	Modec, Inc.* (b)	143,666
6,000	MonotaRO Co. Ltd.*	122,156
9,300	Namco Bandai Holdings, Inc.*	206,483
105,000	Nippon Steel & Sumitomo Metal Corp.*	352,149
31,800	Orora Ltd.† ** (b)	32,937
18,400	Park24 Co. Ltd.* (b)	347,004
4,900	Philippine Long Distance Telephone Co.*	294,756
120,572	PTT Global Chemical PCL*	291,187
320,300	Puregold Price Club, Inc.*	274,138
41,000	RCR Tomlinson Ltd.*	134,461
7,200	REA Group Ltd.*	243,199
63,000	Robinson Department Store PCL*	92,583
72,000	SAI Global, Ltd.*	249,994
640	Samsung Electronics Co., Ltd.*	833,950
12,000	Sekisui House Ltd.*	167,918
1,800	Shimamura Co., Ltd.*	168,726
438,000	Shun Tak Holdings Ltd.*	259,181
11,500	Siam City Cement PCL*	139,786
472,000	Sino Biopharmaceutical, Ltd.*	375,816
28,000	Sirtex Medical Ltd.*	294,042
2,100	SK Telecom Co., Ltd.*	459,562
32,000	Sky Network Television Ltd.*	153,834
110,000	Spark Infrastructure Group*	159,840
12,000	Sumitomo Rubber Industries, Ltd.* (b)	170,817
13,200	Suncorp Group, Ltd.*	154,940
18,000	Suruga Bank Ltd.*	323,230

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
5,900	Sysmex Corp.*	$348,485
36,000	Taiheiyo Cement Corp.*	138,447
61,000	Telstra Corp., Ltd.*	286,310
10,700	Tokio Marine Holdings, Inc.*	358,125
26,000	Toray Industries, Inc.*	180,102
13,100	Toyota Motor Corp.*	798,773
37,000	Westfield Group, REIT*	334,011
18,700	Westpac Banking Corp.*	542,088

Total Common Stocks (Cost $23,681,671)		25,705,211
Collateral for Securities on Loan (5.2%)
1,479,531	State Street Navigator Prime Portfolio, 0.14%	1,479,531

Total Collateral for Securities on Loan (Cost $1,479,531)		1,479,531
Short-Term Investments (5.5%)
$1,547,812	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	1,547,812

Total Short-Term Investments (Cost $1,547,812)		1,547,812
Total Investments 101.8% (Cost $26,709,014)		28,732,554
Liabilities Less Other Assets (1.8)%		(515,322)

Net Assets 100.0%		$28,217,232

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of December 31, 2013 was 91.0% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
(a)	This security is considered to be illiquid. The value of this security at December 31, 2013 was $0, which represents 0.0% of the Fund’s Net Assets.
(b)	All or a portion of the security was on loan as of December 31, 2013.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Asia-Pacific Region Fund

Country Composition

December 31, 2013 (Unaudited)

Japan	33.9%
Australia	19.5%
Hong Kong	8.9%
South Korea	8.8%
Thailand	6.7%
Singapore	5.0%
India	2.1%
Philippines	2.0%
China	1.9%
Indonesia	1.8%
New Zealand	0.5%

91.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Sector Composition

December 31, 2013 (Unaudited)

Financial	19.4%
Consumer Discretionary	18.0%
Industrials	13.4%
Consumer Staples	10.1%
Utilities	7.7%
Information Technology	7.5%
Health Care	6.0%
Energy	4.5%
Materials	4.5%

91.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Asia-Pacific Region Fund

Industry Composition

December 31, 2013 (Unaudited)

Diversified Banks	6.6%
Wireless Telecommunication Services	5.2%
Casinos & Gaming	4.7%
Automobile Manufacturers	4.5%
Oil & Gas Equipment & Services	4.5%
Trading Companies & Distributors	4.3%
Tobacco	3.3%
Property & Casualty Insurance	3.2%
Semiconductors	3.0%
Household Products	2.5%
Real Estate Development	2.5%
Electronic Equipment & Instruments	2.3%
Biotechnology	2.2%
Internet Software & Services	2.2%
Advertising	2.1%
Environmental & Facilities Services	2.1%
Construction & Engineering	1.7%
Specialty Stores	1.7%
Commodity Chemicals	1.6%
Food Retail	1.4%
Diversified REIT’s	1.3%
Pharmaceuticals	1.3%
Steel	1.3%
Airport Services	1.2%
Health Care Equipment	1.2%
Home Improvement Retail	1.2%
Reinsurance	1.2%
Retail REIT’s	1.2%
Apparel Retail	1.1%
Regional Banks	1.1%
Construction Materials	1.0%
Hypermarkets & Super Centers	1.0%
Integrated Telecommunication Services	1.0%
Real Estate Operating Companies	1.0%
Trucking	1.0%
Other Industries (each less than 1%)	12.4%

91.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON EUROPE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (90.7%)
2,100	Adidas AG*	$267,787
1,900	Allianz SE*	341,859
9,300	AtoS*	842,614
6,500	Aveva Group PLC*	233,312
5,000	BayWa AG*	260,241
23,000	Berendsen PLC*	356,973
3,200	BioMerieux**	335,759
8,400	British American Tobacco PLC*	450,862
12,840	CANCOM SE*	543,336
12,073	Carl Zeiss Meditec AG*	403,101
10,500	CGG† *	182,226
1,400	Christian Dior S.A.*	264,993
12,300	Cie Generale d’Optique Essilor International S.A.*	1,308,810
10,600	Coloplast A/S, Class B*	702,733
21,900	Diageo PLC*	725,735
26,000	Dragon Oil PLC*	244,393
7,800	DSV A/S*	256,094
600	Eurofins Scientific*	162,396
9,200	Experian PLC*	169,946
5,400	Fresenius SE & Co. KGaA*	830,382
5,700	Gerresheimer AG*	399,370
12,400	Gerry Weber International AG* (a)	527,021
10,700	Getinge AB, Class B*	366,774
8,508	GlaxoSmithKline PLC*	227,312
34,800	Groupe Steria SCA*	683,670
2,800	Heineken NV*	189,242
8,000	Hexagon AB, Class B*	253,058
3,100	Hexpol AB*	232,414
2,000	Hugo Boss AG*	284,852
1,000	Iliad S.A.*	204,891
7,000	Indus Holding AG*	281,279
2,200	Ingenico*	176,603
6,000	Koninklijke Boskalis Westminster NV*	317,362
3,100	Koninklijke DSM*	243,965

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
27,000	Koninklijke Philips Electronics NV*	$994,171
5,100	Krones AG*	438,410
700	KWS Saat AG*	241,012
4,000	L’Oreal S.A.*	702,451
2,570	LVMH Moet Hennessy Louis Vuitton S.A.*	469,523
651	Nemetschek AG*	45,155
13,100	Nestle S.A.*	960,099
11,400	Norwegian Air Shuttle ASA† * (a)	355,347
2,600	Novartis AG*	208,388
5,600	Novo Nordisk AS, Class B**	1,026,490
5,000	Novozymes AS, Class B*	211,201
5,000	Nutreco NV*	248,622
6,400	Obrascon Huarte Lain S.A.*	259,655
47,900	Petroleum Geo-Services ASA*	565,823
1,300	Pfeiffer Vacuum Technology AG*	176,974
16,600	Plastic Omnium S.A.*	464,392
40,000	QSC AG*	236,528
1,170	Rational AG*	388,126
51,500	Rolls-Royce Holdings PLC† *	1,089,295
5,500	Rotork PLC*	261,794
6,600	Rubis SCA*	418,021
14,300	Sanofi*	1,527,166
12,600	SAP AG*	1,092,692
6,800	Schneider Electric S.A.*	593,242
1,536	Schoeller-Bleckmann Oilfield Equipment AG*	170,407
6,100	Seadrill, Ltd.*	250,005
140	SGS S.A.*	322,315
7,700	Siemens AG*	1,055,813
3,800	Symrise AG*	175,324
3,666	Takkt AG*	68,062
49,000	Tate & Lyle PLC*	657,305
2,000	Tecan Group AG*	237,351
34,400	Telenor ASA*	821,939
16,600	Teleperformance*	1,012,403
18,400	Trelleborg AB, Class B*	366,424
4,800	Vallourec S.A.*	261,870
5,900	Wartsila Oyj Abp*	290,876
1,700	Zodiac Aerospace*	301,257

Total Common Stocks (Cost $27,912,588)		32,237,293

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Preferred Stocks (4.2%)
3,300	Fuchs Petrolub SE*	$323,288
4,000	Henkel AG & Co. KGaA*	464,938
4,200	Porsche Automobil Holding SE*	438,444
2,200	Sartorius AG*	261,859

Total Preferred Stocks (Cost $1,129,960)		1,488,529
Collateral for Securities on Loan (1.7%)
621,558	State Street Navigator Prime Portfolio, 0.14%	621,558

Total Collateral for Securities on Loan (Cost $621,558)		621,558
Short-Term Investments (3.8%)
$1,336,007	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	1,336,007

Total Short-Term Investments (Cost $1,336,007)		1,336,007
Total Investments 100.4% (Cost $31,000,113)		35,683,387
Liabilities Less Other Assets (0.4)%		(142,115)

Net Assets 100.0%		$35,541,272

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of December 31, 2013 was 91.1% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
(a)	All or a portion of the security was on loan as of December 31, 2013.

SCHEDULE OF INVESTMENTS

ICON Europe Fund

Country Composition

December 31, 2013 (Unaudited)

France	27.3%
Germany	26.9%
United Kingdom	11.3%
Denmark	6.2%
Netherlands	5.6%
Norway	4.9%
Switzerland	4.9%
Sweden	3.4%
Finland	0.8%
Bermuda	0.7%
Spain	0.7%
United Arab Emirates	0.7%
Austria	0.5%
Ireland	0.5%
Luxembourg	0.5%

94.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Sector Composition

December 31, 2013 (Unaudited)

Industrials	27.4%
Health Care	22.5%
Consumer Staples	13.1%
Information Technology	10.9%
Consumer Discretionary	7.8%
Energy	4.0%
Utilities	3.5%
Materials	3.4%
Telecommunication	1.3%
Financial	1.0%

94.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Europe Fund

Industry Composition

December 31, 2013 (Unaudited)

Pharmaceuticals	8.4%
Industrial Conglomerates	6.6%
Industrial Machinery	6.0%
IT Consulting & Other Services	5.8%
Health Care Supplies	5.7%
Apparel, Accessories & Luxury Goods	5.1%
Packaged Foods & Meats	4.6%
Research & Consulting Services	4.2%
Aerospace & Defense	3.9%
Application Software	3.9%
Health Care Equipment	3.8%
Oil & Gas Equipment & Services	2.6%
Specialty Chemicals	2.5%
Health Care Services	2.3%
Integrated Telecommunication Services	2.3%
Life Sciences Tools & Services	2.3%
Distillers & Vintners	2.0%
Personal Products	2.0%
Electrical Components & Equipment	1.7%
Construction & Engineering	1.6%
Agricultural Products	1.4%
Alternative Carriers	1.3%
Auto Parts & Equipment	1.3%
Household Products	1.3%
Tobacco	1.3%
Automobile Manufacturers	1.2%
Electronic Equipment & Instruments	1.2%
Gas Utilities	1.2%
Airlines	1.0%
Diversified Support Services	1.0%
Multi-line Insurance	1.0%
Other Industries (each less than 1%)	4.4%

94.9%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (89.9%)
7,300	ABC-Mart, Inc.* (a)	$318,925
2,800	Alimentation Couche Tard, Inc., Class B**	210,557
1,400	Allianz SE*	251,896
25,000	Arteris S.A.*	202,078
11,000	AtoS*	996,640
7,300	Aveva Group PLC*	262,027
5,000	BayWa AG*	260,241
24,500	Berendsen PLC*	380,254
12,000	Calbee, Inc.*	291,423
16,680	CANCOM SE*	705,829
12,545	Carl Zeiss Meditec AG*	418,861
34,000	CCR S.A.*	256,784
9,900	CGG† *	171,813
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.† *** (b)	—
1,200	Christian Dior S.A.*	227,137
11,800	Cie Generale d’Optique Essilor International S.A.*	1,255,606
8,300	Coloplast A/S, Class B*	550,253
1,500	Constellation Software, Inc.**	317,708
12,000	COOKPAD, Inc.* (a)	375,722
4,000	Coway Co. Ltd.*	251,990
14,000	Daiseki Co. Ltd.*	274,138
18,100	Diageo PLC*	599,808
3,200	Dollarama, Inc.**	265,730
25,000	Dragon Oil PLC*	234,993
7,000	Enbridge, Inc.**	305,832
1,778,000	Ezion Holdings, Ltd.*	3,137,366
62,000	FlexiGroup Ltd.*	248,238
6,500	Fresenius SE & Co. KGaA*	999,534
6,200	Gerresheimer AG*	434,402
13,100	Gerry Weber International AG*	556,772
130,000	GPT Group, REIT*	395,349
37,500	Groupe Steria SCA*	736,714
8,500	Hexagon AB, Class B*	268,874
3,200	Hexpol AB*	239,911

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
15,000	Hitachi Transport System Ltd.*	$224,234
69,000	Hitachi, Ltd.*	523,168
316,667	Home Product Center PCL*	90,543
1,100	Iliad S.A.*	225,380
6,800	Indus Holding AG*	273,243
3,700	Ingenico* (a)	297,013
19,000	ITOCHU Corp.*	234,890
14,000	Jin Co. Ltd.*	592,291
20,000	Kakaku.com, Inc.*	351,328
10,400	Kintetsu World Express, Inc.*	418,476
8,904	Kolao Holdings† *	228,663
3,100	Koninklijke DSM*	243,965
24,800	Koninklijke Philips Electronics NV*	913,165
4,700	Krones AG*	404,025
18,200	KT Skylife Co. Ltd.† *	510,242
800	KWS Saat AG*	275,443
2,600	L’Oreal S.A.*	456,593
2,000	LG Household & Health Care, Ltd.† *	1,039,970
6,000	LG Life Sciences Ltd.† *	231,313
2,500	LVMH Moet Hennessy Louis Vuitton S.A.*	456,735
13,800	Makita Corp.*	725,778
35,000	Mitsubishi Corp.*	671,927
18,000	Mitsui & Co., Ltd.*	250,940
12,000	MonotaRO Co. Ltd.*	244,312
15,000	Namco Bandai Holdings, Inc.*	333,037
723	Nemetschek AG*	50,149
9,800	Nestle S.A.*	718,242
14,000	NGK Spark Plug Co., Ltd.*	331,809
110,000	Nippon Steel & Sumitomo Metal Corp.*	368,918
11,100	Norwegian Air Shuttle ASA† * (a)	345,996
6,600	Novo Nordisk AS, Class B**	1,209,792
5,600	Nutreco NV*	278,457
285	Orion Corp† *	256,610
15,000	Park24 Co. Ltd.* (a)	282,883
59,000	Petroleum Geo-Services ASA*	696,943
16,700	Plastic Omnium S.A.*	467,190
11,600	Pola Orbis Holdings, Inc.*	414,240
35,000	Premier Investments Ltd.*	256,892
500,000	Puregold Price Club, Inc.*	427,939
42,000	QSC AG*	248,355

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
11,000	Quebecor, Inc., Class B**	$273,796
55,000	RCR Tomlinson Ltd.*	180,375
46,100	Rolls-Royce Holdings PLC† *	975,078
5,500	Rotork PLC*	261,794
6,700	Rubis SCA*	424,354
470	Samsung Electronics Co., Ltd.*	612,432
12,030	Sanofi*	1,284,741
10,500	SAP AG*	910,576
5,600	Schneider Electric S.A.*	488,552
5,900	Seadrill, Ltd.*	241,808
7,000	SFA Engineering Corp.† *	273,068
150	SGS S.A.*	345,338
7,600	Siemens AG*	1,042,101
50,000	Sirtex Medical Ltd.*	525,074
50,000	Sky Network Television Ltd.*	240,366
700,000	SPT Energy Group, Inc.*	417,235
750,000	Supalai PCL*	334,802
60,000	Taiheiyo Cement Corp.*	230,745
3,695	Takkt AG*	68,600
42,000	Tate & Lyle PLC*	563,404
2,000	Tecan Group AG*	237,351
35,000	Telenor ASA*	836,275
17,300	Teleperformance*	1,055,095
8,500	Tokio Marine Holdings, Inc.*	284,492
40,000	Toray Industries, Inc.*	277,080
9,500	Toyota Motor Corp.*	579,263
24,000	Trelleborg AB, Class B*	477,944
4,100	Valeant Pharmaceuticals International, Inc.† **	481,000
9,700	Vallourec S.A.*	529,195
6,100	Wartsila Oyj Abp*	300,736

Total Common Stocks (Cost $43,968,384)		47,727,164
Preferred Stocks (1.2%)
3,600	Fuchs Petrolub SE*	352,677
2,500	Sartorius AG*	297,568

Total Preferred Stocks (Cost $556,107)		650,245

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (2.1%)
1,115,551	State Street Navigator Prime Portfolio, 0.14%	$1,115,551

Total Collateral for Securities on Loan (Cost $1,115,551)		1,115,551
Short-Term Investments (8.9%)
$4,714,821	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	4,714,821

Total Short-Term Investments (Cost $4,714,821)		4,714,821
Total Investments 102.1% (Cost $50,354,863)		54,207,781
Liabilities Less Other Assets (2.1)%		(1,117,818)

Net Assets 100.0%		$53,089,963

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of December 31, 2013 was 85.4% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
(a)	All or a portion of the security was on loan as of December 31, 2013.
(b)	This security is considered to be illiquid. The value of this security at December 31, 2013 was $0, which represents 0.0% of the Fund’s Net Assets.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

December 31, 2013 (Unaudited)

France	17.2%
Japan	16.1%
Germany	14.2%
South Korea	6.5%
Singapore	5.9%
United Kingdom	5.7%
Norway	3.5%
Denmark	3.3%
Australia	3.0%
Netherlands	2.7%
Canada	2.6%
Switzerland	2.4%
Sweden	1.8%
Brazil	0.9%
United States	0.9%
China	0.8%
Philippines	0.8%
Thailand	0.8%
Finland	0.6%
Bermuda	0.5%
New Zealand	0.5%
United Arab Emirates	0.4%
Hong Kong	0.0%

91.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

December 31, 2013 (Unaudited)

Industrials	22.6%
Health Care	14.8%
Consumer Discretionary	12.1%
Information Technology	12.0%
Consumer Staples	10.5%
Energy	9.8%
Materials	3.2%
Financial	2.8%
Utilities	2.4%
Telecommunication	0.9%

91.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

December 31, 2013 (Unaudited)

Oil & Gas Equipment & Services	8.3%
Pharmaceuticals	6.0%
Industrial Machinery	5.2%
IT Consulting & Other Services	4.6%
Industrial Conglomerates	4.2%
Packaged Foods & Meats	3.5%
Health Care Supplies	3.4%
Trading Companies & Distributors	3.2%
Application Software	2.9%
Electronic Equipment & Instruments	2.6%
Research & Consulting Services	2.6%
Apparel, Accessories & Luxury Goods	2.3%
Cable & Satellite	2.0%
Household Products	2.0%
Health Care Services	1.9%
Aerospace & Defense	1.8%
Personal Products	1.7%
Integrated Telecommunication Services	1.6%
Auto Parts & Equipment	1.5%
Health Care Equipment	1.3%
Commodity Chemicals	1.2%
Life Sciences Tools & Services	1.2%
Semiconductors	1.2%
Apparel Retail	1.1%
Automobile Manufacturers	1.1%
Distillers & Vintners	1.1%
Specialty Stores	1.1%
Agricultural Products	1.0%
Biotechnology	1.0%
Environmental & Facilities Services	1.0%
Other Industries (each less than 1%)	17.5%

91.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (62.4%)
$2,798,000	Altria Group, Inc.	9.25%	08/06/19	$3,685,831
1,000,000	American Achievement Corp.(a) (b)	10.88%	04/15/16	1,052,500
1,000,000	American Express Co.	7.00%	03/19/18	1,194,843
700,000	Amgen, Inc.	2.13%	05/15/17	708,859
2,000,000	AT&T, Inc.(b)	2.63%	12/01/22	1,804,524
950,000	Berkshire Hathaway Finance Corp.	4.25%	01/15/21	1,009,553
2,000,000	Black Hills Corp.	5.88%	07/15/20	2,231,248
1,000,000	Brightstar Corp.(a)	9.50%	12/01/16	1,100,000
2,500,000	Celgene Corp.	3.25%	08/15/22	2,366,892
1,250,000	CHS/Community Health Systems, Inc.	8.00%	11/15/19	1,356,250
1,000,000	CNL Lifestyle Properties, Inc. REIT	7.25%	04/15/19	1,030,000
450,000	Coca-Cola Co.	4.88%	03/15/19	504,451
1,450,000	Comcast Cable Holdings, LLC	9.46%	11/15/22	2,008,360
2,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.80%	03/15/22	1,921,272
2,000,000	Dollar General Corp.	3.25%	04/15/23	1,839,732
500,000	Ecolab, Inc.	4.35%	12/08/21	518,466
2,500,000	EPR Properties REIT	5.25%	07/15/23	2,442,262
1,000,000	Gap, Inc.	5.95%	04/12/21	1,104,973
1,500,000	HCP, Inc. REIT	6.30%	09/15/16	1,689,160
1,200,000	HCP, Inc. REIT	6.70%	01/30/18	1,394,785
450,000	Hospira, Inc.	6.05%	03/30/17	496,526
1,000,000	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.(a) (b)	6.00%	08/01/20	1,030,000
1,000,000	iGATE Corp.(b)	9.00%	05/01/16	1,062,500
500,000	International Lease Finance Corp.	4.88%	04/01/15	517,500
1,000,000	International Lease Finance Corp.	8.75%	03/15/17	1,177,500
900,000	Kellogg Co.	4.00%	12/15/20	933,967
500,000	Life Technologies Corp.	3.50%	01/15/16	520,826
1,400,000	Lorillard Tobacco Co.	6.88%	05/01/20	1,615,702
300,000	MeadWestvaco Corp.	7.38%	09/01/19	356,059
950,000	Morgan Stanley(c)	3.50%	10/15/20	954,633
500,000	National City Corp.	6.88%	05/15/19	592,468
900,000	Novartis Capital Corp.	4.40%	04/24/20	980,222

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$1,163,000	NVR, Inc.	3.95%	09/15/22	$1,099,184
900,000	PepsiCo, Inc.	5.00%	06/01/18	1,009,551
902,000	Permian Holdings, Inc.(a)	10.50%	01/15/18	888,470
1,425,000	ProAssurance Corp.	5.30%	11/15/23	1,451,709
1,500,000	Prudential Financial, Inc.(d)	8.88%	06/15/38	1,824,375
1,250,000	Regency Energy Partners L.P. / Regency Energy Finance Corp.	5.50%	04/15/23	1,218,750
2,000,000	Reinsurance Group of America, Inc., MTN	4.70%	09/15/23	2,022,310
1,500,000	SESI LLC	7.13%	12/15/21	1,672,500
2,500,000	Steelcase, Inc.	6.38%	02/15/21	2,745,532
500,000	Thermo Fisher Scientific, Inc.	3.60%	08/15/21	495,522
1,000,000	United Refining Co.	10.50%	02/28/18	1,120,000
1,500,000	UnitedHealth Group, Inc.	3.88%	10/15/20	1,581,273
1,000,000	Valley National Bancorp	5.13%	09/27/23	986,312
850,000	Valmont Industries, Inc.	6.63%	04/20/20	953,674
1,700,000	Walt Disney Co., Series C	6.00%	07/17/17	1,966,762

Total Corporate Bonds (Cost $61,726,657)				62,237,788
Foreign Corporate Bonds (10.0%)
2,000,000	Aspen Insurance Holdings Ltd.	4.65%	11/15/23	1,975,634
2,000,000	Drill Rigs Holdings, Inc.(a)	6.50%	10/01/17	2,160,000
2,200,000	LyondellBasell Industries	5.00%	04/15/19	2,443,366
800,000	LyondellBasell Industries	6.00%	11/15/21	920,090
2,000,000	Shelf Drilling Holdings Ltd.(a) (b)	8.63%	11/01/18	2,160,000
300,000	Telefonica Emisiones SAU	6.42%	06/20/16	334,305

Total Foreign Corporate Bonds (Cost $9,984,623)				9,993,395
U.S. Treasury Obligations (9.0%)
2,000,000	U.S. Treasury Note	0.13%	12/31/14	1,999,376
1,000,000	U.S. Treasury Note	1.13%	12/31/19	944,453
1,000,000	U.S. Treasury Note	0.38%	02/15/16	999,062
2,000,000	U.S. Treasury Note	0.25%	02/28/15	2,001,250
1,500,000	U.S. Treasury Note	1.88%	08/31/17	1,539,843
1,500,000	U.S. Treasury Note	1.25%	01/31/19	1,462,851

Total U.S. Treasury Obligations (Cost $8,990,928)				8,946,835

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Closed-End Mutual Funds (9.2%)
334,848	American Strategic Income Portfolio, Inc. II(b)	$2,581,678
384,311	American Strategic Income Portfolio, Inc. III(b)	2,521,080
10,162	BlackRock Debt Strategies Fund, Inc.	40,547
220,783	BlackRock Enhanced Government Fund, Inc.	3,079,923
71,990	Helios Strategic Income Fund, Inc.(b)	479,453
28,621	Western Asset Inflation Management Fund, Inc.	484,554

Total Closed-End Mutual Funds (Cost $9,453,928)		9,187,235
Preferred Stocks (4.3%)
40,000	American Homes 4 Rent REIT, Series B	1,000,000
33,750	American Homes 4 Rent REIT	843,412
70,226	Gramercy Property Trust, Inc. REIT, Series A(b)	2,424,202

Total Preferred Stocks (Cost $4,245,328)		4,267,614
Collateral for Securities on Loan (6.7%)
6,645,274	State Street Navigator Prime Portfolio, 0.14%	6,645,274

Total Collateral for Securities on Loan (Cost $6,645,274)		6,645,274
Short-Term Investments (1.3%)
$1,364,140	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	1,364,140

Total Short-Term Investments (Cost $1,364,140)		1,364,140
Total Investments 102.9% (Cost $102,410,878)		102,642,281
Liabilities Less Other Assets (2.9)%		(2,901,330)

Net Assets 100.0%		$99,740,951

The accompanying notes are an integral part of the schedule of investments.

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	All or a portion of the security was on loan as of December 31, 2013.
(c)	Step Bond—the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of December 31, 2013.
(d)	Floating Rate Security. Rate disclosed is as of December 31, 2013.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

December 31, 2013 (Unaudited)

Aaa	9.0%
Aa2	1.0%
Aa3	1.5%
A1	1.0%
A2	2.0%
A3	6.6%
Baa1	15.3%
Baa2	19.2%
Baa3	3.8%
Ba1	3.3%
Ba2	1.7%
Ba3	3.7%
Bbb	1.0%*
B1	4.5%
B2	2.2%
B3	5.6%

81.4%

*	Reflects S&P Rating of BBB- since a Moody’s rating is unavailable for Valley National Bancorp as of December 31, 2013.

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (74.0%)
5,700	American Water Works Co., Inc.	$240,882
1,200	Apple, Inc.	673,332
10,900	BCE, Inc.(a)	471,861
15,900	CA, Inc.	535,035
5,700	Campbell Soup Co.(a)	246,696
4,200	Chevron Corp.	524,622
15,100	CMS Energy Corp.	404,227
8,900	Coca-Cola Co.	367,659
15,400	ConAgra Foods, Inc.	518,980
6,200	ConocoPhillips	438,030
6,800	Corrections Corp. of America, REIT	218,076
10,200	Dr. Pepper Snapple Group, Inc.	496,944
7,100	Ensco PLC, Class A	405,978
5,900	Exxon Mobil Corp.	597,080
9,800	Golar LNG Ltd.(a)	355,642
4,800	HollyFrontier Corp.	238,512
3,600	Ingredion, Inc.	246,456
23,368	Interpublic Group of Cos., Inc.	413,613
6,700	Invesco, Ltd.	243,880
15,100	Knoll, Inc.	276,481
10,400	Laclede Group, Inc.	473,616
4,600	LyondellBasell Industries, Class A	369,288
5,400	Macy’s, Inc.	288,360
7,600	Methanex Corp.	450,224
30,900	MFA Financial, Inc., REIT(a)	218,154
7,000	MTS Systems Corp.	498,750
6,800	Nordstrom, Inc.	420,240
2,800	Norfolk Southern Corp.	259,924
3,700	Northern Trust Corp.	228,993
9,400	Nucor Corp.	501,772
3,600	Oceaneering International, Inc.	283,968
26,500	PDL BioPharma, Inc.(a)	223,660
7,200	Philip Morris International, Inc.	627,336
5,700	Realty Income Corp., REIT(a)	212,781

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
2,500	RenaissanceRe Holdings, Ltd.	$243,350
11,600	Reynolds American, Inc.	579,884
9,100	Rogers Communications, Inc., Class B	411,775
10,000	SCANA Corp.	469,300
23,800	Steel Dynamics, Inc.	465,052
5,000	Tupperware Brands Corp.	472,650
12,900	UIL Holdings Corp.	499,875
2,200	United Technologies Corp.	250,360
7,200	Ventas, Inc., REIT	412,416
16,300	Westar Energy, Inc.	524,371
19,800	Xcel Energy, Inc.	553,212

Total Common Stocks (Cost $16,354,113)		17,853,297
Preferred Stocks (3.8%)
14,100	Discover Financial Services, Series B	324,864
3,900	Gramercy Property Trust, Inc. REIT, Series A	134,628
21,000	Stanley Black & Decker, Inc.	448,980

Total Preferred Stocks (Cost $994,070)		908,472
Convertible Preferred Stocks (3.7%)
3,100	Bunge, Ltd.	333,405
500	Wells Fargo & Co., Series L	552,500

Total Convertible Preferred Stocks (Cost $914,747)		885,905

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (3.5%)
$150,000	B/E Aerospace, Inc.	6.88%	10/01/20	164,625
350,000	Commercial Metals Co.	7.35%	08/15/18	399,000
300,000	Dollar General Corp.	3.25%	04/15/23	275,960

Total Corporate Bonds (Cost $802,959)				839,585
Foreign Corporate Bonds (1.1%)
250,000	Shelf Drilling Holdings Ltd.(a) (b)	8.63%	11/01/18	270,000

Total Foreign Corporate Bonds (Cost $265,576)				270,000

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Exchange Traded Fund (0.7%)
7,400	Direxion Daily Financial Bear 3X Shares† (a)	$159,026

Total Exchange Traded Funds (Cost $178,587)		159,026
Collateral for Securities on Loan (6.9%)
1,672,705	State Street Navigator Prime Portfolio, 0.14%	1,672,705

Total Collateral for Securities on Loan (Cost $1,672,705)		1,672,705
Short-Term Investments (13.2%)
$3,196,704	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	3,196,704

Total Short-Term Investments (Cost $3,196,704)		3,196,704
Total Investments 106.9% (Cost $24,379,461)		25,785,694
Liabilities Less Other Assets (6.9)%		(1,661,767)

Net Assets 100.0%		$24,123,927

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2013.
(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

December 31, 2013 (Unaudited)

Utilities	16.9%
Consumer Staples	14.1%
Energy	11.9%
Financial	11.5%
Materials	7.4%
Information Technology	7.1%
Consumer Discretionary	6.6%
Industrials	5.1%
Health Care	0.9%

81.5%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

December 31, 2013 (Unaudited)

Integrated Oil & Gas	6.5%
Multi-Utilities	5.9%
Tobacco	5.0%
Electric Utilities	4.3%
Steel	4.0%
Soft Drinks	3.6%
Commodity Chemicals	3.4%
Packaged Foods & Meats	3.1%
Department Stores	2.9%
Computer Hardware	2.8%
Specialized REIT’s	2.6%
Agricultural Products	2.4%
Diversified Banks	2.3%
Systems Software	2.2%
Electronic Equipment & Instruments	2.1%
Gas Utilities	2.0%
Housewares & Specialties	2.0%
Integrated Telecommunication Services	2.0%
Asset Management & Custody Banks	1.9%
Industrial Machinery	1.9%
Advertising	1.7%
Oil & Gas Drilling	1.7%
Wireless Telecommunication Services	1.7%
Oil & Gas Storage & Transportation	1.5%
Consumer Finance	1.3%
Oil & Gas Equipment & Services	1.2%
Office Services & Supplies	1.1%
Railroads	1.1%
Aerospace & Defense	1.0%
Oil & Gas Refining & Marketing	1.0%
Reinsurance	1.0%
Water Utilities	1.0%
Other Industries (each less than 1%)	3.3%

81.5%

Percentages are based upon common, preferred and convertible preferred stocks as a percentage of net assets.

ICON FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (92.1%)
11,700	Accenture PLC, Class A	$961,974
12,100	Aon PLC	1,015,069
3,200	Apple, Inc.	1,795,552
6,700	Atwood Oceanics, Inc.†	357,713
12,700	Caterpillar, Inc.	1,153,287
46,600	CSX Corp.	1,340,682
10,100	Dover Corp.	975,054
19,600	Dril-Quip, Inc.†	2,154,628
11,500	Eaton Corp. PLC	875,380
33,700	FMC Technologies, Inc.†	1,759,477
22,500	Hibbett Sports, Inc.† (a)	1,512,225
9,100	International Business Machines Corp.	1,706,887
15,700	Lululemon Athletica, Inc.† (a)	926,771
17,100	Nike, Inc., Class B	1,344,744
26,400	Oceaneering International, Inc.	2,082,432
6,000	Panera Bread Co., Class A†	1,060,140
16,000	Questcor Pharmaceuticals, Inc.(a)	871,200
12,300	State Street Corp.	902,697
55,600	Steel Dynamics, Inc.	1,086,424
8,300	Time Warner Cable, Inc.	1,124,650
23,800	Tractor Supply Co.	1,846,404
12,500	Union Pacific Corp.	2,100,000
13,300	Viacom, Inc., Class B	1,161,622
18,900	Waddell & Reed Financial, Inc., Class A	1,230,768
27,700	Walt Disney Co.	2,116,280
8,400	Wells Fargo & Co.	381,360
31,800	Wolverine World Wide, Inc.	1,079,928

Total Common Stocks (Cost $21,034,977)		34,923,348
Collateral for Securities on Loan (8.9%)
3,383,210	State Street Navigator Prime Portfolio, 0.14%	3,383,210

Total Collateral for Securities on Loan (Cost $3,383,210)		3,383,210

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (7.4%)
$2,802,043	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	$2,802,043

Total Short-Term Investments (Cost $2,802,043)		2,802,043
Total Investments 108.4% (Cost $27,220,230)		41,108,601
Liabilities Less Other Assets (8.4)%		(3,186,966)

Net Assets 100.0%		$37,921,635

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2013.

SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

December 31, 2013 (Unaudited)

Consumer Discretionary	32.3%
Industrials	16.9%
Energy	16.7%
Information Technology	11.7%
Financial	9.3%
Materials	2.9%
Health Care	2.3%

92.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

December 31, 2013 (Unaudited)

Oil & Gas Equipment & Services	15.8%
Railroads	9.0%
Specialty Stores	8.9%
Movies & Entertainment	8.7%
IT Consulting & Other Services	7.0%
Footwear	6.5%
Asset Management & Custody Banks	5.6%
Computer Hardware	4.7%
Cable & Satellite	3.0%
Construction & Farm Machinery & Heavy Trucks	3.0%
Steel	2.9%
Restaurants	2.8%
Insurance Brokers	2.7%
Industrial Machinery	2.6%
Apparel, Accessories & Luxury Goods	2.4%
Electrical Components & Equipment	2.3%
Pharmaceuticals	2.3%
Diversified Banks	1.0%
Oil & Gas Drilling	0.9%

92.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (79.5%)
7,300	Accenture PLC, Class A	$600,206
4,800	Aon PLC	402,672
1,900	Apple, Inc.(x)	1,066,109
12,400	Atwood Oceanics, Inc.† (x)	662,036
18,700	BCE, Inc.	809,523
7,300	Bed Bath & Beyond, Inc.†	586,190
18,200	Bio-Reference Labs, Inc.† (a)	464,828
4,200	Caterpillar, Inc.(x)	381,402
11,100	Cognizant Technology Solutions Corp., Class A† (x)	1,120,878
22,000	CSX Corp.	632,940
6,300	Danaher Corp.	486,360
5,200	Dover Corp.	502,008
5,600	Dril-Quip, Inc.†	615,608
12,100	FMC Technologies, Inc.†	631,741
13,400	Hibbett Sports, Inc.†	900,614
3,200	International Business Machines Corp.(x)	600,224
14,400	Jarden Corp.†	883,440
4,400	Jazz Pharmaceuticals PLC†	556,864
800	Mastercard, Inc., Class A	668,368
16,200	Nike, Inc., Class B	1,273,968
7,700	Norfolk Southern Corp.	714,791
9,400	Oceaneering International, Inc.(x)	741,472
4,300	Panera Bread Co., Class A†	759,767
78,300	PDL BioPharma, Inc.(a)	660,852
5,600	Questcor Pharmaceuticals, Inc.(a)	304,920
7,500	ResMed, Inc.(a)	353,100
36,700	Steel Dynamics, Inc.	717,118
6,100	Time Warner Cable, Inc.(x)	826,550
15,400	Tractor Supply Co.	1,194,732
4,000	V.F. Corp.	249,360
8,100	Waddell & Reed Financial, Inc., Class A	527,472
6,000	Walt Disney Co.(x)	458,400

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
9,100	Wells Fargo & Co.	$413,140

Total Common Stocks (Cost $15,923,062)		21,767,653
Collateral for Securities on Loan (6.7%)
1,835,539	State Street Navigator Prime Portfolio, 0.14%	1,835,539

Total Collateral for Securities on Loan (Cost $1,835,539)		1,835,539
Short-Term Investments (22.6%)
$6,177,326	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	6,177,326

Total Short-Term Investments (Cost $6,177,326)		6,177,326
Total Investments 108.8% (Cost $23,935,927)		29,780,518
Liabilities Less Other Assets (8.8)%		(2,405,720)

Net Assets 100.0%		$27,374,798

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(x)	All or a portion of the security is pledged as collateral for securities sold short.
(a)	All or a portion of the security was on loan as of December 31, 2013.

SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2013 (UNAUDITED)

Shares	Short Security	Value
6,500	Acxiom Corp.†	$240,370
11,600	Amedisys, Inc.†	169,708
225,000	Cincinnati Bell, Inc.†	801,000
17,000	Gannett Co., Inc.	502,860
38,400	Global Cash Access Holdings, Inc.†	383,616
5,400	HealthStream, Inc.†	176,958
14,200	Providence Service Corp.†	365,224

Total Securities Sold Short (Proceeds $2,516,103)		$2,639,736

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

December 31, 2013 (Unaudited)

Consumer Discretionary	26.1%
Information Technology	14.8%
Industrials	9.9%
Energy	9.7%
Health Care	8.5%
Financial	4.9%
Utilities	3.0%
Materials	2.6%

79.5%

Percentages are based upon long positions as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

December 31, 2013 (Unaudited)

IT Consulting & Other Services	8.5%
Specialty Stores	7.7%
Oil & Gas Equipment & Services	7.3%
Railroads	4.9%
Footwear	4.7%
Computer Hardware	3.9%
Housewares & Specialties	3.2%
Pharmaceuticals	3.1%
Cable & Satellite	3.0%
Integrated Telecommunication Services	3.0%
Restaurants	2.8%
Steel	2.6%
Biotechnology	2.4%
Data Processing & Outsourced Services	2.4%
Oil & Gas Drilling	2.4%
Homefurnishing Retail	2.1%
Asset Management & Custody Banks	1.9%
Industrial Conglomerates	1.8%
Industrial Machinery	1.8%
Health Care Services	1.7%
Movies & Entertainment	1.7%
Diversified Banks	1.5%
Insurance Brokers	1.5%
Construction & Farm Machinery & Heavy Trucks	1.4%
Health Care Equipment	1.3%
Apparel, Accessories & Luxury Goods	0.9%

79.5%

Percentages are based upon long positions as a percentage of net assets.

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (55.1%)
7,500	Accenture PLC, Class A	$616,650
3,800	Actavis PLC†	638,400
1,700	Apple, Inc.[x]	953,887
9,200	Atmos Energy Corp.	417,864
23,500	BCE, Inc.[x]	1,017,315
1,900	Biogen Idec, Inc.†	531,525
19,800	CA, Inc.	666,270
6,700	Chevron Corp.	836,897
43,200	CMS Energy Corp.[x]	1,156,464
30,700	Coca-Cola Co.[x]	1,268,217
8,200	Comcast Corp., Class A	426,113
33,100	ConAgra Foods, Inc.	1,115,470
17,700	ConocoPhillips[x]	1,250,505
8,800	Costco Wholesale Corp.	1,047,288
8,600	CSX Corp.	247,422
13,900	Discover Financial Services	777,705
2,560	Dover Corp.	247,143
7,200	Dril-Quip, Inc.†	791,496
3,900	E.I. du Pont de Nemours & Co.[x]	253,383
4,900	Emerson Electric Co.	343,882
7,900	Encore Capital Group, Inc.† (a)	397,054
10,600	Exxon Mobil Corp.	1,072,720
9,800	Fastenal Co.	465,598
12,400	FMC Corp.	935,704
7,400	GameStop Corp., Class A	364,524
5,500	General Dynamics Corp.	525,525
11,200	General Motors Co.†	457,744
8,900	Genesee & Wyoming, Inc., Class A†	854,845
39,000	Healthcare Services Group, Inc.	1,106,430
7,900	Home Depot, Inc.	650,486
3,300	International Business Machines Corp.[x]	618,981
18,300	Invesco, Ltd.	666,120
5,900	Kimberly-Clark Corp.	616,314
2,500	Koppers Holdings, Inc.	114,375

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
12,100	Laclede Group, Inc.	$551,034
4,600	Lorillard, Inc.	233,128
18,100	LyondellBasell Industries, Class Ax	1,453,068
3,600	Marathon Petroleum Corp.	330,228
800	Mastercard, Inc., Class A	668,368
12,500	MAXIMUS, Inc.[x]	549,875
9,700	Methanex Corp.	574,628
5,900	Norfolk Southern Corp.	547,697
21,000	Nucor Corp.[x]	1,120,980
14,900	Oceaneering International, Inc.[x]	1,175,312
1,700	Parker Hannifin Corp.	218,688
155,800	PDL BioPharma, Inc.(a)	1,314,952
6,100	Philip Morris International, Inc.	531,493
4,300	Phillips 66	331,659
11,400	Piedmont Natural Gas Co., Inc.	378,024
17,400	Reynolds American, Inc.[x]	869,826
18,600	SCANA Corp.	872,898
25,700	Steel Dynamics, Inc.	502,178
4,700	Time Warner Cable, Inc.	636,850
4,900	Tractor Supply Co.	380,142
8,100	Tupperware Brands Corp.	765,693
11,400	Tyco International, Ltd.	467,856
15,300	UIL Holdings Corp.	592,875
3,400	Union Pacific Corp.[x]	571,200
6,700	United Technologies Corp.[x]	762,460
3,800	Ventas, Inc., REIT	217,664
5,000	Visa, Inc., Class A	1,113,400
16,500	Walt Disney Co.[x]	1,260,600
15,200	Westar Energy, Inc.	488,984

Total Common Stocks (Cost $39,706,282)		42,932,076

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (27.1%)
$828,000	Altria Group, Inc.	9.25%	08/06/19	1,090,732
500,000	American Express Credit Corp., MTN	1.75%	06/12/15	508,069
600,000	Amgen, Inc.	2.13%	05/15/17	607,593
500,000	AT&T, Inc.(a)	2.63%	12/01/22	451,131
700,000	Berkshire Hathaway, Inc.	3.40%	01/31/22	696,281

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$1,000,000	Black Hills Corp.	5.88%	07/15/20	$1,115,624
1,000,000	Celgene Corp.	3.25%	08/15/22	946,757
500,000	CHS/Community Health Systems, Inc.	8.00%	11/15/19	542,500
500,000	CNL Lifestyle Properties, Inc. REIT	7.25%	04/15/19	515,000
1,000,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	3.80%	03/15/22	960,636
1,000,000	Dollar General Corp.	3.25%	04/15/23	919,866
700,000	Ecolab, Inc.	4.35%	12/08/21	725,852
757,000	EPR Properties REIT	5.25%	07/15/23	739,517
500,000	Gap, Inc.	5.95%	04/12/21	552,486
500,000	HCP, Inc. REIT	6.70%	01/30/18	581,160
500,000	Health Care REIT, Inc.	4.13%	04/01/19	526,480
500,000	iGATE Corp.	9.00%	05/01/16	531,250
1,000,000	International Lease Finance Corp.	8.75%	03/15/17	1,177,500
500,000	Kellogg Co.	4.00%	12/15/20	518,871
550,000	Ohio National Financial Services, Inc.(b)	6.38%	04/30/20	609,821
500,000	PepsiCo, Inc.	1.25%	08/13/17	494,644
1,000,000	ProAssurance Corp.	5.30%	11/15/23	1,018,743
500,000	Prudential Financial, Inc.(c)	8.88%	06/15/38	608,125
500,000	Regency Energy Partners L.P. / Regency Energy Finance Corp.	5.50%	04/15/23	487,500
1,000,000	Reinsurance Group of America, Inc., MTN	4.70%	09/15/23	1,011,155
635,000	SESI LLC	7.13%	12/15/21	708,025
500,000	Steelcase, Inc.	6.38%	02/15/21	549,106
500,000	Thermo Fisher Scientific, Inc.	3.60%	08/15/21	495,522
500,000	United Refining Co.	10.50%	02/28/18	560,000
750,000	Walt Disney Co., Series C	6.00%	07/17/17	867,689

Total Corporate Bonds (Cost $21,210,769)				21,117,635
U.S. Treasury Obligations (6.3%)
500,000	U.S. Treasury Note	0.25%	07/31/15	499,981
1,000,000	U.S. Treasury Note	1.38%	07/31/18	991,016
500,000	U.S. Treasury Note	1.38%	05/31/20	473,867
1,000,000	U.S. Treasury Note	0.50%	06/15/16	998,984
500,000	U.S. Treasury Note	0.38%	08/31/15	500,761
500,000	U.S. Treasury Note	1.25%	01/31/19	487,617
1,000,000	U.S. Treasury Note	0.63%	08/31/17	981,250

Total U.S. Treasury Obligations (Cost $4,972,965)				4,933,476

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (4.8%)
$1,000,000	Aspen Insurance Holdings Ltd.	4.65%	11/15/23	$987,817
1,000,000	Drill Rigs Holdings, Inc.(b)	6.50%	10/01/17	1,080,000
1,000,000	LyondellBasell Industries	5.00%	04/15/19	1,110,621
500,000	Shelf Drilling Holdings Ltd.(b)	8.63%	11/01/18	540,000

Total Foreign Corporate Bonds (Cost $3,724,138)				3,718,438

Shares or Principal Amount				Value
Closed-End Mutual Funds (3.0%)
115,000	American Strategic Income Portfolio, Inc. II			886,650
117,466	American Strategic Income Portfolio, Inc. III			770,577
47,342	BlackRock Enhanced Government Fund, Inc.			660,421

Total Closed-End Mutual Funds (Cost $2,414,055)				2,317,648

Underlying Security/Expiration Date/Exercise Price			Contracts*	Value
Put Options Purchased (0.1%)
S+P 500 Index February 2014, 1,720.00			184	124,200

Total Put Options Purchased (Cost $338,150)				124,200

Shares or Principal Amount				Value
Collateral for Securities on Loan (1.1%)
856,568	State Street Navigator Prime Portfolio, 0.14%			856,568

Total Collateral for Securities on Loan (Cost $856,568)				856,568
Short-Term Investments (2.5%)
$1,952,816	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14			1,952,816

Total Short-Term Investments (Cost $1,952,816)				1,952,816
Total Investments 100.0% (Cost $75,175,743)				77,952,857
Other Assets Less Liabilities 0.0%				5,995

Net Assets 100.0%				$77,958,852

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.
†	Non-income producing security.

SCHEDULE OF INVESTMENTS

x	All or a portion of the security is pledged as collateral for call options written.
(a)	All or a portion of the security was on loan as of December 31, 2013.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Floating Rate Security. Rate disclosed is as of December 31, 2013.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

DECEMBER 31, 2013 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index February 2014, 1,815.00	120	$644,400

Total Options Written (Premiums received $368,016)		$644,400

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

December 31, 2013 (Unaudited)

Industrials	8.1%
Energy	7.4%
Consumer Staples	7.2%
Utilities	7.0%
Information Technology	6.7%
Consumer Discretionary	6.4%
Materials	6.4%
Health Care	3.2%
Financial	2.7%

55.1%

Percentages are based upon common stock as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

December 31, 2013 (Unaudited)

Integrated Oil & Gas	4.1%
Commodity Chemicals	2.8%
Railroads	2.8%
Multi-Utilities	2.6%
Oil & Gas Equipment & Services	2.5%
Biotechnology	2.4%
Data Processing & Outsourced Services	2.3%
IT Consulting & Other Services	2.3%
Steel	2.1%
Tobacco	2.1%
Aerospace & Defense	1.7%
Gas Utilities	1.7%
Movies & Entertainment	1.6%
Soft Drinks	1.6%
Consumer Finance	1.5%
Diversified Chemicals	1.5%
Cable & Satellite	1.4%
Diversified Support Services	1.4%
Electric Utilities	1.4%
Packaged Foods & Meats	1.4%
Hypermarkets & Super Centers	1.3%
Integrated Telecommunication Services	1.3%
Computer Hardware	1.2%
Housewares & Specialties	1.0%
Other Industries (each less than 1%)	9.1%

55.1%

Percentages are based upon common stock as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Credit Diversification

December 31, 2013 (Unaudited)

Aaa	6.3%
Aa2	0.9%
A1	0.6%
A2	1.8%
A3	0.6%
Baa1	8.6%
Baa2	8.9%
Baa3	1.9%
Ba1	0.7%
Ba2	0.9%
Ba3	2.2%
B1	1.3%
B2	1.4%
B3	2.1%

38.2%

Percentages are based upon U.S. Treasury obligations, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2013 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (68.4%)
500	ACI Worldwide, Inc.†	$32,500
1,092	Ascena Retail Group, Inc.†	23,107
506	Atwood Oceanics, Inc.†	27,015
268	Bio-Reference Labs, Inc.†	6,845
700	Brown & Brown, Inc.	21,973
79	Buffalo Wild Wings, Inc.†	11,629
525	Cabot Corp.	26,985
176	Cheesecake Factory, Inc.	8,496
160	Coherent, Inc.†	11,902
100	Crane Co.	6,725
400	Dresser-Rand Group, Inc.†	23,852
210	Dril-Quip, Inc.†	23,085
400	Encore Capital Group, Inc.†	20,104
169	Fair Isaac Corp.	10,620
85	FEI Co.	7,596
800	Finish Line, Inc., Class A	22,536
130	First Cash Financial Services, Inc.†	8,039
152	GameStop Corp., Class A	7,488
500	HB Fuller Co.	26,020
133	Hibbett Sports, Inc.†	8,939
565	HSN, Inc.	35,199
144	JOS A. Bank Clothiers, Inc.†	7,881
490	KapStone Paper and Packaging Corp.†	27,371
438	Kforce, Inc.	8,961
351	Knight Transportation, Inc.	6,437
155	Koppers Holdings, Inc.	7,091
1,700	Landec Corp.†	20,604
105	Landstar System, Inc.	6,032
600	LSB Industries, Inc.†	24,612
700	Main Street Capital Corp.	22,883
1,000	Medifast, Inc.†	26,130
145	Methanex Corp.	8,590
150	MTS Systems Corp.	10,688
100	PAREXEL International Corp.†	4,518

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
3,773	PDL BioPharma, Inc.	$31,844
350	Perficient, Inc.†	8,197
453	Portfolio Recovery Associates, Inc.†	23,937
527	Questcor Pharmaceuticals, Inc.	28,695
79	Regal-Beloit Corp.	5,824
283	Rowan Cos. PLC, Class A†	10,007
80	Ryder System, Inc.	5,902
270	SEI Investments Co.	9,377
67	Snap-on, Inc.	7,338
1,075	Steel Dynamics, Inc.	21,006
208	Steven Madden, Ltd.†	7,611
600	Superior Energy Services, Inc.†	15,966
516	Tidewater, Inc.	30,583
126	Toro Co.	8,014
106	Tupperware Brands Corp.	10,020
1,000	ValueClick, Inc.†	23,370
176	Waddell & Reed Financial, Inc., Class A	11,461
278	Wolverine World Wide, Inc.	9,441
289	World Acceptance Corp.†	25,296
250	World Fuel Services Corp.	10,790

Total Common Stocks (Cost $726,828)		857,132
Short-Term Investments (31.8%)
$398,523	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/14	398,523

Total Short-Term Investments (Cost $398,523)		398,523
Total Investments 100.2% (Cost $1,125,351)		1,255,655
Liabilities Less Other Assets (0.2)%		(2,306)

Net Assets 100.0%		$1,253,349

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Country Composition

December 31, 2013 (Unaudited)

United States	67.7%
Canada	0.7%

68.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Sector Composition

December 31, 2013 (Unaudited)

Materials	13.1%
Consumer Discretionary	12.1%
Energy	11.3%
Financial	11.3%
Information Technology	8.4%
Health Care	5.7%
Industrials	4.4%
Consumer Staples	2.1%

68.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

December 31, 2013 (Unaudited)

Oil & Gas Equipment & Services	7.4%
Apparel Retail	4.2%
Consumer Finance	4.2%
Diversified Chemicals	4.2%
Specialty Chemicals	3.7%
Application Software	3.4%
Asset Management & Custody Banks	3.4%
Oil & Gas Drilling	3.0%
Catalog Retail	2.8%
Internet Software & Services	2.6%
Biotechnology	2.5%
Electronic Equipment & Instruments	2.4%
Pharmaceuticals	2.3%
Paper Products	2.2%
Personal Products	2.1%
Specialized Finance	1.9%
Insurance Brokers	1.8%
Steel	1.7%
Restaurants	1.6%
Trucking	1.5%
Footwear	1.4%
Commodity Chemicals	1.3%
Industrial Machinery	1.1%
Other Industries (each less than 1%)	5.7%

68.4%

Percentages are based upon common stocks as a percentage of net assets.

Notes to Schedule of Investments

December 31, 2013 (Unaudited)

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 18 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Asia-Pacific Region Fund (“Asia-Pacific Region Fund”), ICON Europe Fund (“Europe Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) and ICON Opportunities Fund (“Opportunities Fund”).

All Funds, except the Opportunities Fund, offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond, Equity Income and Risk-Managed Balanced Funds may invest in medium-and lower-quality debt securities. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2013, the Asia-Pacific Fund had a significant weighting in Japan, the Europe Fund had a significant weighting in France and Germany and Industrials sector, the ICON Fund and the Long/Short Fund had a significant weighting in the Consumer Discretionary sector, the Energy Fund had a significant weighting in the Integrated Oil & Gas industries, and the Utilities Fund had a significant weighting in the Electric Utilities and Multi-Utilities industries.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Investments in other open-end investment companies are valued at net asset value.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2013:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*(a)
Assets
Common Stocks	$28,298,017	$—	$—	$28,298,017
Collateral for Securities on Loan	—	1,364,225	—	1,364,225
Short-Term Investments	—	7,052,655	—	7,052,655

Total	$28,298,017	$8,416,880	$—	$36,714,897

ICON Consumer Staples Fund*(a)
Assets
Common Stocks	$38,801,238	$—	$—	$38,801,238
Short-Term Investments	—	1,045,593	—	1,045,593

Total	$38,801,238	$1,045,593	$—	$39,846,831

ICON Energy Fund*(a)
Assets
Common Stocks	$704,562,648	$—	$—	$704,562,648
Collateral for Securities on Loan	—	203,600	—	203,600
Short-Term Investments	—	52,497,141	—	52,497,141

Total	$704,562,648	$52,700,741	$—	$757,263,389

ICON Financial Fund*(a)
Assets
Common Stocks	$8,293,745	$—	$—	$8,293,745
Exchange Traded Fund	348,138	—	—	348,138
Collateral for Securities on Loan	—	631,860	—	631,860
Short-Term Investments	—	4,628,582	—	4,628,582

Total	$8,641,883	$5,260,442	$—	$13,902,325

ICON Healthcare Fund*(a)
Assets
Common Stocks	$87,867,568	$—	$—	$87,867,568
Collateral for Securities on Loan	—	4,938,625	—	4,938,625
Short-Term Investments	—	34,902,045	—	34,902,045

Total	$87,867,568	$39,840,670	$—	$127,708,238

	Level 1	Level 2	Level 3		Total
ICON Industrials Fund*(a)
Assets
Common Stocks	$32,174,286	$—	$—		$32,174,286
Short-Term Investments	—	4,151,590	—		4,151,590

Total	$32,174,286	$4,151,590	$—		$36,325,876

ICON Information Technology Fund*(a)
Assets
Common Stocks	$66,837,911	$—	$—		$66,837,911
Short-Term Investments	—	6,252,709	—		6,252,709

Total	$66,837,911	$6,252,709	$—		$73,090,620

ICON Materials Fund*(a)
Assets
Common Stocks	$68,942,570	$—	$—		$68,942,570
Short-Term Investments	—	13,825,505	—		13,825,505

Total	$68,942,570	$13,825,505	$—		$82,768,075

ICON Utilities Fund*(a)
Assets
Common Stocks	$33,136,292	$—	$—		$33,136,292
Short-Term Investments	—	850,970	—		850,970

Total	$33,136,292	$850,970	$—		$33,987,262

ICON Asia-Pacific Region Fund*(a)
Assets
Common Stocks
Japan	$—	$9,583,723	$—		$9,583,723
Australia	32,937	5,450,828	—		5,483,765
Hong Kong	—	2,528,534	0	**	2,528,534
South Korea	—	2,449,886	—		2,449,886
Thailand	—	1,902,032	—		1,902,032
Singapore	—	1,423,834	—		1,423,834
Other Countries	—	2,333,437	—		2,333,437
Collateral for Securities on Loan	—	1,479,531	—		1,479,531
Short-Term Investments	—	1,547,812	—		1,547,812

Total	$32,937	$28,699,617	$0		$28,732,554

ICON Europe Fund*(b)
Assets
Common Stocks
France	$335,759	$9,414,132	$—		$9,749,891
Germany	—	8,057,324	—		8,057,324
United Kingdom	—	4,002,588	—		4,002,588
Denmark	1,026,490	1,170,028	—		2,196,518
Netherlands	—	1,993,362	—		1,993,362
Other Countries	—	6,237,610	—		6,237,610
Preferred Stocks
Germany	—	1,488,529	—		1,488,529
Collateral for Securities on Loan	—	621,558	—		621,558
Short-Term Investments	—	1,336,007	—		1,336,007

Total	$1,362,249	$34,321,138	$—		$35,683,387

	Level 1	Level 2	Level 3		Total
ICON International Equity Fund*(c)
Assets
Common Stocks
France	$—	$9,072,758	$—		$9,072,758
Japan	—	8,600,019	—		8,600,019
Germany	—	6,900,027	—		6,900,027
Hong Kong	—	—	0	**	0
South Korea	—	3,404,288	—		3,404,288
Singapore	—	3,137,366	—		3,137,366
United Kingdom	—	3,042,365	—		3,042,365
Other Countries	3,064,415	10,505,926	—		13,570,341
Preferred Stocks
Germany	—	650,245	—		650,245
Collateral for Securities on Loan	—	1,115,551	—		1,115,551
Short-Term Investments	—	4,714,821	—		4,714,821

Total	$3,064,415	$51,143,366	$0		$54,207,781

ICON Bond Fund*(a)
Assets
Corporate Bonds	$—	$62,237,788	$—		$62,237,788
Foreign Corporate Bonds	—	9,993,395	—		9,993,395
U.S. Treasury Obligations	—	8,946,835	—		8,946,835
Closed-End Mutual Funds	9,187,235	—	—		9,187,235
Preferred Stocks	4,267,614	—	—		4,267,614
Collateral for Securities on Loan	—	6,645,274	—		6,645,274
Short-Term Investments	—	1,364,140	—		1,364,140

Total	$13,454,849	$89,187,432	$—		$102,642,281

ICON Equity Income Fund*(a)
Assets
Common Stocks	$17,853,297	$—	$—		$17,853,297
Preferred Stocks	908,472	—	—		908,472
Convertible Preferred Stocks	885,905	—	—		885,905
Corporate Bonds	—	839,585	—		839,585
Foreign Corporate Bonds	—	270,000	—		270,000
Exchange Traded Fund	159,026	—	—		159,026
Collateral for Securities on Loan	—	1,672,705	—		1,672,705
Short-Term Investments	—	3,196,704	—		3,196,704

Total	$19,806,700	$5,978,994	$—		$25,785,694

ICON Fund*(a)
Assets
Common Stocks	$34,923,348	$—	$—		$34,923,348
Collateral for Securities on Loan	—	3,383,210	—		3,383,210
Short-Term Investments	—	2,802,043	—		2,802,043

Total	$34,923,348	$6,185,253	$—		$41,108,601

	Level 1	Level 2	Level 3	Total
ICON Long/Short Fund*(a)
Assets
Common Stocks	$21,767,653	$—	$—	$21,767,653
Collateral for Securities on Loan	—	1,835,539	—	1,835,539
Short-Term Investments	—	6,177,326	—	6,177,326

Total	$21,767,653	$8,012,865	$—	$29,780,518

Liabilities
Securities Sold Short
Common Stock	$(2,639,736)	$—	$—	$(2,639,736)

Total	$(2,639,736)	$—	$—	$(2,639,736)

ICON Risk-Managed Balanced Fund*(a)
Assets
Common Stocks	$42,932,076	$—	$—	$42,932,076
Corporate Bonds	—	21,117,635	—	21,117,635
U.S. Treasury Obligations	—	4,933,476	—	4,933,476
Foreign Corporate Bonds	—	3,718,438	—	3,718,438
Closed-End Mutual Funds	2,317,648	—	—	2,317,648
Put Options Purchased	124,200	—	—	124,200
Collateral for Securities on Loan	—	856,568	—	856,568
Short-Term Investments	—	1,952,816	—	1,952,816

Total	$45,373,924	$32,578,933	$—	$77,952,857

Liabilities
Written Call Options	$(644,400)	$—	$—	$(644,400)

Total	$(644,400)	$—	$—	$(644,400)

ICON Opportunities Fund*(a)
Assets
Common Stocks	$857,132	$—	$—	$857,132
Short-Term Investments	—	398,523	—	398,523

Total	$857,132	$398,523	$—	$1,255,655

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.
**	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the year ended December 31, 2013.
(a)	For the period ended December 31, 2013, there was no transfer activity between Level 1 and Level 2.
(b)	Common stocks valued at $1,026,490 were transferred from Level 2 to Level 1 during the period ended December 31, 2013. At September 30, 2013, these securities were valued using fair value adjustment factors; at December 31, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. There were no transfers from Level 1 to Level 2 as of the period ended December 31, 2013.
(c)	Common stocks valued at $256,784 were transferred from Level 1 to Level 2 during the period ended December 31, 2013. At September 30, 2013, these securities were valued using fair value adjustment factors; at December 31, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. Common stock valued at $1,209,792 were transferred from Level 2 to Level 1 during the period ended December 31, 2013. At September 30, 2013, these securities were valued using fair value adjustment factors; at December 31, 2013, these securities were valued using quoted market prices in active markets without using fair value adjustment factors.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 for the Asia-Pacific Region Fund and the International Equity Fund, was as follows:

Common Stocks Hong Kong
ICON Asia-Pacific Region Fund
Beginning balance 9/30/13	$0	*
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance December 31, 2013	$0

Net change in unrealized appreciation/(depreciation) on Investments held at December 31, 2013	$—

ICON International Equity Fund
Beginning balance 9/30/13	$0	*
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance December 31, 2013	$0

Net change in unrealized appreciation/(depreciation) on Investments held at December 31, 2013	$—

*	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the year ended December 31, 2013.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2013 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of December 31, 2013, the Equity Income Fund engaged in purchased call options transactions, and the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended December 31, 2013, were as follows:

	Risk-Managed Balanced Fund
	Number of Contracts	Premiums Received
Options outstanding, beginning of period	75	$175,547
Options written during period	390	853,807
Options closed during period	(345)	(661,338)

Options outstanding, end of period	120	$368,016

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2013, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

As of December 31, 2013, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral
ICON Consumer Discretionary Fund	$1,324,037	$1,364,225
ICON Energy Fund	196,014	203,600
ICON Healthcare Fund	4,810,232	4,938,625
ICON Financial Fund	611,582	631,860
ICON Asia-Pacific Region Fund	1,406,180	1,479,531
ICON Europe Fund	592,590	621,558
ICON International Equity Fund	1,062,722	1,115,551
ICON Bond Fund	6,427,224	6,645,274
ICON Equity Income Fund	1,627,907	1,672,705
ICON Fund	3,297,741	3,383,210
ICON Long/Short Fund	1,783,700	1,835,539
ICON Risk-Managed Balanced Fund	840,197	856,568

Income Taxes

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. The Utilities Fund, the Equity Income Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date            February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan

Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date            February 20, 2014

By (Signature and Title)*	/s/ Carrie Schoffman

Carrie Schoffman, Chief Financial Officer and Treasurer (Principal Financial Officer and Treasurer)

Date            February 20, 2014

*	Print the name and title of each signing officer under his or her signature.